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                               BT ADVISOR FUNDS
                               One South Street
                           Baltimore, Maryland 21202

                                  May 1, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:  BT ADVISOR FUNDS (the "Trust")
     EAFE Equity Index - Premier Class
     Small Cap Index - Premier Class
     U.S. Bond Index - Premier Class
     1933 Act File No. 33-62103
     1940 Act File No. 811-7347

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information, dated April 30, 2000, do not differ from the forms of prospectuses and statements of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 10 on April 28, 2000.

If you have any questions regarding this certification, please call me at
(410) 895-3776.

                                          Very truly yours,

                                          /s/ Daniel O. Hirsch
                                          ---------------------------
                                          Daniel O. Hirsch
                                          Secretary